UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number: 811-04338


                       HERITAGE CAPITAL APPRECIATION TRUST
                       -----------------------------------
               (Exact name of Registrant as Specified in Charter)

                              880 Carillon Parkway
                            St. Petersburg, FL 33716
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (727) 573-3800

                           RICHARD K. RIESS, PRESIDENT
                              880 Carillon Parkway
                            St. Petersburg, FL 33716
                     (Name and Address of Agent for Service)

                                    Copy to:
                           CLIFFORD J. ALEXANDER, ESQ.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                          1800 Massachusetts Avenue, NW
                             Washington, D.C. 20036





Date of fiscal year end: August 31

Date of reporting period: May 31

ITEM 1. SCHEDULE OF INVESTMENTS


--------------------------------------------------------------------------------
                       HERITAGE CAPITAL APPRECIATION TRUST
                              Investment Portfolio
                                  May 31, 2005
                                   (unaudited)
--------------------------------------------------------------------------------
                                                                        % OF NET
                                                  SHARES      VALUE      ASSETS
                                                  ------      -----      ------
Common Stocks
-------------
    ADVERTISING
    -----------
       Lamar Advertising Company*                 301,850   $12,623,367    2.5%
                                                          -------------- -------
    BEVERAGES
    ---------
       PepsiCo, Inc.                              306,000    17,227,800    3.4%
                                                          -------------- -------
    BROADCASTING SERVICES/PROGRAMS
    ------------------------------
       Clear Channel Communications, Inc.         420,300    12,285,369    2.4%
                                                          -------------- -------
    COMMERCIAL SERVICES
    -------------------
       Cendant Corporation                      1,057,000    22,418,970    4.4%
       Moody's Corporation                        268,278    11,608,390    2.3%
       Valassis Communications, Inc.*             255,110     8,849,766    1.8%
                                                          -------------- -------
                                                             42,877,126    8.5%
    ELECTRONICS
    -----------
       Fisher Scientific International Inc.*       84,000     5,246,640    1.0%
                                                          -------------- -------
    FINANCIAL SERVICES
    ------------------
       The Charles Schwab Corporation             972,949    11,033,242    2.2%
       Fannie Mae                                 223,000    13,210,520    2.6%
       Freddie Mac                                381,000    24,780,240    4.9%
                                                          -------------- -------
                                                             49,024,002    9.7%
    FOOD
    ----
       Wm. Wrigley Jr. Company                     76,300     5,209,001    1.0%
                                                          -------------- -------
    HEALTHCARE PRODUCTS
    -------------------
       Stryker Corporation                        246,000    11,967,900    2.4%
                                                          -------------- -------
    INTERNET
    --------
       Yahoo! Inc.*                               368,000    13,689,600    2.7%
                                                          -------------- -------
    LEISURE TIME
    ------------
       Carnival Corporation                       147,000     7,776,300    1.5%
                                                          -------------- -------
    LODGING
    -------
       Harrah's Entertainment, Inc.               483,000    34,684,230    6.9%
                                                          -------------- -------
    MULTIMEDIA
    ----------
       Entravision Communications
         Corporation, Class "A"*                1,625,740    12,079,248    2.4%
       The McGraw-Hill Companies, Inc.            494,840    21,604,714    4.3%
       Time Warner Inc.*                          552,000     9,604,800    1.9%
       Viacom Inc., Class "B"                     554,159    19,002,112    3.8%
                                                          -------------- -------
                                                             62,290,874   12.4%
    OIL & GAS SERVICES
    ------------------
       Schlumberger Ltd.                          139,000     9,503,430    1.9%
                                                          -------------- -------
    PHARMACEUTICALS
    ---------------
       Caremark Rx, Inc.*                         422,443    18,866,304    3.7%
       Medco Health Solutions, Inc.*              120,000     6,000,000    1.2%
                                                          -------------- -------
                                                             24,866,304    4.9%
    RETAIL
    ------
       Lowe's Companies, Inc.                     179,810    10,286,930    2.1%
       PETCO Animal Supplies, Inc.*               369,493    11,118,044    2.2%
       Wal-Mart Stores, Inc.                      153,000     7,226,190    1.4%
                                                          -------------- -------
                                                             28,631,164    5.7%
    SAVINGS & LOANS
    ---------------
       Golden West Financial Corporation          102,000     6,387,240    1.3%
                                                          -------------- -------
    SOFTWARE
    --------

--------------------------------------------------------------------------------
                       HERITAGE CAPITAL APPRECIATION TRUST
                              Investment Portfolio
                                  May 31, 2005
                                   (unaudited)
--------------------------------------------------------------------------------
                                                                        % OF NET
                                                  SHARES       VALUE     ASSETS
                                                  ------       -----     ------
       First Data Corporation                     567,848    21,481,690    4.3%
       Microsoft Corporation                      390,000    10,062,000    2.0%
                                                          -------------- -------
                                                             31,543,690    6.3%
    TELECOMMUNICATIONS
    ------------------
       American Tower Corporation,
         Class "A"*                               141,000     2,543,640    0.5%
       Crown Castle International
         Corporation*                           2,160,000    38,404,800    7.6%
       QUALCOMM Inc.                              680,000    25,336,800    5.0%
                                                          -------------- -------
                                                             66,285,240   13.1%
    TELEVISION, CABLE & RADIO
    -------------------------
       Cablevision Systems Corporation,
         Class "A"*                               678,663    17,360,200    3.4%
       Univision Communications Inc.,
         Class "A"*                               547,000    14,555,670    2.9%
       Westwood One, Inc.                         888,025    17,627,296    3.5%
                                                          -------------- -------
                                                             49,543,166    9.8%
Total Common Stocks (cost $410,580,281)                     491,662,443   97.4%
                                                          -------------- -------

REPURCHASE AGREEMENT
--------------------
 Repurchase Agreement with State Street
 Bank and Trust Company, dated
 May 31, 2005 @ 2.83% to be
 repurchased at $12,877,012 on
 June 1, 2005, collateralized by
 $13,105,000 United States Treasury Notes,
 2.0% due August 31, 2005, (market value
$13,137,763 including interest)
 (cost $12,876,000) .....................                    12,876,000    2.6%
                                                          -------------- -------
TOTAL INVESTMENT PORTFOLIO
  (COST $423,456,281) (A)                                   504,538,443  100.0%
OTHER ASSETS AND LIABILITIES, NET,                             (169,490    0.0%
                                                          -------------- -------
NET ASSETS                                               $  504,368,953  100.0%
                                                          ============== =======

----------
* Non-income producing security.

(a) The aggregate identified cost for federal income tax purposes is substantially the same. Market value includes net unrealized appreciation of $81,082,162 which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $103,009,103 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $21,926,941.

ITEM 2. CONTROLS AND PROCEDURES

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the Principal Executive Officer and Principal Financial Officer of Heritage Capital Appreciation Trust have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b) There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 Act) of Heritage Capital Appreciation Trust that occurred during the most recent fiscal quarter that has materially affected or is reasonably likely to materially affect, its internal controls over financial reporting.

ITEM 3. EXHIBITS

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of Heritage Capital Capital Appreciation Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                         HERITAGE CAPITAL APPRECIATION TRUST
Date:    July 28, 2005

                                               /s/ K.C. Clark
                                               --------------
                                               K.C. Clark
                                               Executive Vice President and
                                               Principal Executive Officer




         Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:    July 28, 2005

                                               /s/ K.C. Clark
                                               --------------
                                               K.C. Clark
                                               Executive Vice President and
                                               Principal Executive Officer




Date:    July 27, 2005

                                               /s/ Andrea N. Mullins
                                               ---------------------
                                               Andrea N. Mullins
                                               Principal Financial Officer

HERITAGE HERITAGE CAPITAL APPRECIATION TRUST
FORM N-Q

CERTIFICATION
-------------

I, K.C. Clark, certify that:

1.   I have  reviewed this report on Form N-Q of Heritage  Capital  Appreciation
     Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) [omitted]

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Dated:  July 28, 2005

                                                  /s/ K.C. Clark
                                                  --------------
                                                  K.C. Clark
                                                  Executive Vice President
                                                  and Principal Executive
                                                  Officer

HERITAGE HERITAGE CAPITAL APPRECIATION TRUST
FORM N-Q

CERTIFICATION
-------------


I, Andrea N. Mullins, certify that:

1.   I have  reviewed this report on Form N-Q of Heritage  Capital  Appreciation
     Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) [omitted]

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date:    July 27, 2005

                                                 /s/ Andrea N. Mullins
                                                 ---------------------
                                                 Andrea N. Mullins
                                                 Principal Financial Officer